SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 1,651,702	$ 738,650
Depreciation	506
Amortization	54,689
Stock based compensation	1,700,823
Capitalized research and development	86,906
ROU liabilities	25,017
Accrued expenses	38,108,000
Other	11,912
Total deferred tax assets	3,569,663	738,650
Deferred tax liabilities:
ROU assets	(25,756)
Total deferred tax liabilities	(25,756)
Less: Valuation allowance	(3,543,907)	(738,650)
Net deferred tax asset